Investments and associates (Schedule of Changes in Investment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]		Dec. 31, 2012 Levitech B V [Member]	Dec. 31, 2013 Levitech B V [Member]	Dec. 31, 2013 Net Equity Share [Member] Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Other Intangible Assets and Fair Value Changes [Member] Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Goodwill [Member] Asm Pacific Technology Ltd [Member]
Changes in Investment [Roll Forward]
Beginning balance	€ 278							€ 1,044	€ 278
40.08% investment in ASMPT March 15, 2013					1,381,310					255,701	227,010	898,599
Share in income of investments and associates					23,727			(766)		23,727
Amortization recognized, intangible assets	(696)	(1,264)	(911)		(16,848)						(16,848)
Fair value changes related to inventories and tax losses					(39,807)						(39,807)
Impairment				(335,000)	(335,406)							(335,406)
Dividends					(10,171)					(10,171)
Dilution ASMPT share to 39.94%					3,541					3,541
Other changes in equity					480					480
Foreign currency translation effect					(63,150)					(8,894)	(8,824)	(45,432)
Ending balance	€ 943,954	€ 278		€ 943,676	€ 943,676			€ 278	€ 278	€ 264,384	€ 161,531	€ 517,761
Non-consolidated ownership percentage				39.94%	39.94%	40.08%	[1]		20.00%

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.